AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JULY 14, 2020

File No. 333-206713

File No. 811-23091

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 22	/X/
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 25	/X/

GALLERY TRUST

(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Address of Principal Executive Offices, Zip Code)

1-800-932-7781

(Registrant’s Telephone Number, including Area Code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, Pennsylvania 19456

(Name and Address of Agent for Service)

Copy to:

Sean Graber, Esquire
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

It is proposed that this filing become effective (check appropriate box)

/X/	Immediately upon filing pursuant to paragraph (b)
/ /	On [date] pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	On [date] pursuant to paragraph (a) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 22 to Registration Statement No. 333-206713 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 14th day of July, 2020.

GALLERY TRUST

By:	*
Michael Beattie
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

*	Trustee	July 14, 2020
William M. Doran

*	Trustee	July 14, 2020
Jon C. Hunt

*	Trustee	July 14, 2020
Thomas P. Lemke

*	Trustee	July 14, 2020
Jay Nadel

*	Trustee	July 14, 2020
Randall S. Yanker

*	President	July 14, 2020
Michael Beattie

*	Treasurer, Controller &	July 14, 2020
Stephen Connors	Chief Financial Officer

* By:	/s/ James Bernstein
James Bernstein
Attorney-in-Fact

EXHIBIT INDEX

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase